UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	VANGUARD OHIO TAX-FREE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.8%)

Akron OH BAN	2.750%	11/3/05	$6,500	$6,509
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	2.530%	9/7/05 LOC	15,000	15,000
Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	2.520%	9/7/05 (3)*	2,320	2,320
Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	2.530%	9/7/05 (3)*	4,400	4,400
Butler County OH BAN	3.000%	10/13/05	5,735	5,743
Butler County OH BAN	3.250%	3/9/06	4,000	4,015
Butler County OH Waterworks Rev. TOB VRDO	2.520%	9/7/05 (2)*	2,560	2,560
Canal Winchester OH Local School Dist. GO TOB VRDO	2.520%	9/7/05 (1)*	7,745	7,745
Canfield OH Local School Dist. BAN	3.000%	9/22/05	8,930	8,937
Cincinnati OH City School Dist. GO TOB VRDO	2.520%	9/7/05 (4)*	8,000	8,000
Cincinnati OH City School Dist. GO TOB VRDO	2.530%	9/7/05 (4)*	7,660	7,660
Cincinnati OH City School Dist. GO TOB VRDO	2.530%	9/7/05 (4)*	2,795	2,795
Cleveland OH Airport System Rev. TOB VRDO	2.570%	9/7/05 (4)*	1,500	1,500
Cleveland OH Airport System Rev. VRDO	2.480%	9/7/05 (4)	300	300
Cleveland OH GO TOB VRDO	2.520%	9/7/05 (3)*	3,050	3,050
Cleveland OH State Univ. Rev. VRDO	2.500%	9/7/05 (3)	14,535	14,535
Cleveland OH Water Works Rev	5.000%	1/1/06 (4)	6,765	6,819
Cleveland OH Water Works Rev. VRDO	2.480%	9/7/05 (4)	21,225	21,225
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	2.490%	9/7/05 LOC	23,700	23,700
Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	2.520%	9/7/05 (4)*	2,745	2,745
Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	2.520%	9/7/05 (4)*	8,210	8,210
Columbus OH GO	5.000%	11/15/05	5,000	5,032
Columbus OH GO TOB VRDO	2.520%	9/7/05 *	11,525	11,525
Columbus OH Sewer VRDO	2.490%	9/7/05	7,700	7,700
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.390%	9/1/05	1,000	1,000
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.390%	9/1/05	12,500	12,500
Dayton OH Limited Tax Airport Improvement BAN	3.250%	7/6/06	5,025	5,049
Delaware City OH BAN	4.000%	7/27/06	10,440	10,555
Delaware County OH BAN	4.000%	8/15/06	2,600	2,626
Fairfield Township OH BAN	4.000%	7/13/06	4,240	4,285
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	2.380%	9/7/05 (3)	6,000	6,000
Franklin County OH Hosp. Rev. (Doctors OhioHealth) TOB VRDO	2.520%	9/7/05 *	24,885	24,885
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	2.360%	9/7/05 LOC	14,300	14,300
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	2.360%	9/7/05 (3)	11,410	11,410
Franklin County OH Hosp. Rev. (Trinity Health Credit Group) VRDO	2.360%	9/7/05 (3)	5,100	5,100
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	2.490%	9/7/05 LOC	19,355	19,355
Green City OH BAN	4.000%	7/19/06	5,380	5,440
Grove City OH BAN	4.000%	8/24/06	8,418	8,503
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	2.350%	9/7/05 (1)	3,285	3,285
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	2.350%	9/7/05 (1)	1,832	1,832
Hamilton County OH Sewer System Rev. TOB VRDO	2.520%	9/7/05 (1)*	5,510	5,510
Hamilton County OH Sewer System Rev. TOB VRDO	2.520%	9/7/05 (1)*	7,595	7,595
Hilliard OH School Dist. TOB VRDO	2.520%	9/7/05 (1)*	4,320	4,320
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center) VRDO	2.500%	9/7/05 LOC	10,000	10,000
Independence OH BAN	4.250%	5/9/06	5,000	5,046
Kent State Univ. Ohio VRDO	2.450%	9/7/05 (1)	12,240	12,240
Kings OH Local School Dist. TOB VRDO	2.520%	9/7/05 (1)*	5,495	5,495
Lakewood OH BAN	3.500%	6/15/06	5,000	5,028
Lebanon OH BAN	3.000%	9/21/05	4,500	4,503
Licking County OH Joint Vocational School Dist. TOB VRDO	2.520%	9/7/05 (1)*	2,085	2,085
Licking Heights OH Local School Dist. TOB VRDO	2.530%	9/7/05 (1)*	7,065	7,065
Marysville OH Exempt Village School Dist. TOB VRDO	2.520%	9/7/05 (1)*	5,430	5,430
Marysville OH Exempt Village School Dist. TOB VRDO	2.520%	9/7/05 (1)*	4,910	4,910
Mason OH BAN	4.000%	6/29/06	2,925	2,956
Mason OH City School Dist. BAN	3.500%	2/9/06	5,650	5,679
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	2.350%	9/7/05	5,000	5,000
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	2.350%	9/7/05	7,400	7,400
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	2.380%	9/7/05	7,700	7,700
Ohio Air Quality Fac. Rev. (Columbus Southern Power Co.) VRDO	2.500%	9/7/05 LOC	9,000	9,000
Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	2.530%	9/7/05 (4)*	3,220	3,220
Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	2.530%	9/7/05 (4)*	4,185	4,185
Ohio Building Auth. Rev. (Vera Rifle Center) TOB VRDO	2.480%	9/7/05 *	6,335	6,335
Ohio Common Schools GO TOB VRDO	2.510%	9/7/05 *	2,405	2,405
Ohio Common Schools GO TOB VRDO	2.520%	9/7/05 *	4,295	4,295
Ohio Common Schools TOB VRDO	2.530%	9/7/05 *	6,355	6,355
Ohio GO TOB VRDO	2.510%	9/7/05 (4)*	2,955	2,955
Ohio GO TOB VRDO	2.520%	9/7/05 (2)*	7,525	7,525
Ohio GO TOB VRDO	2.530%	9/7/05 *	4,135	4,135
Ohio Higher Educ. Capital Fac. Rev	5.250%	12/1/05	2,000	2,013
Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	2.530%	9/7/05 *	5,230	5,230
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	2.550%	9/16/05	19,000	19,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.320%	9/7/05	10,500	10,500
Ohio Higher Educ. Fac. Comm. Rev. (College Mount St. Joseph) VRDO	2.520%	9/7/05 LOC	16,700	16,700
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.) VRDO	2.520%	9/7/05 LOC	4,600	4,600
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	2.400%	9/7/05	15,800	15,800
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	2.510%	9/7/05 LOC	4,800	4,800
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	2.520%	9/7/05 LOC	1,365	1,365
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	2.500%	9/7/05 LOC	6,140	6,140
Ohio Higher Educ. GO TOB VRDO	2.380%	9/7/05 *	17,570	17,570
Ohio Higher Educ. GO TOB VRDO	2.520%	9/7/05 *	6,625	6,625
Ohio Higher Educ. GO TOB VRDO	2.530%	9/7/05 *	20,705	20,705
Ohio Higher Educ. GO TOB VRDO	2.530%	9/7/05 *	7,690	7,690
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.570%	9/7/05 *	4,880	4,880
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.570%	9/7/05 *	9,060	9,060
Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	2.570%	9/7/05 *	3,975	3,975
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.390%	9/7/05	1,810	1,810
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.400%	9/7/05	5,370	5,370
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.400%	9/7/05	8,000	8,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.410%	9/7/05	6,400	6,400
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.410%	9/7/05	8,720	8,720
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.420%	9/7/05	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.500%	9/7/05	11,870	11,870
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.500%	9/7/05	8,000	8,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	2.500%	9/7/05	1,460	1,460
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.440%	9/1/05	200	200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.440%	9/1/05	8,800	8,800
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.440%	9/1/05	9,025	9,025
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	2.440%	9/1/05	12,885	12,885
Ohio State Univ. CP	2.700%	9/7/05	2,700	2,700
Ohio State Univ. CP	2.450%	9/22/05	8,000	8,000
Ohio State Univ. CP	2.550%	10/13/05	10,000	10,000
Ohio State Univ. General Receipts Rev. VRDO	2.360%	9/7/05	3,500	3,500
Ohio State Univ. General Receipts Rev. VRDO	2.360%	9/7/05	1,400	1,400
Ohio State Univ. General Receipts Rev. VRDO	2.490%	9/7/05	4,300	4,300
Ohio State Univ. General Receipts Rev. VRDO	2.490%	9/7/05	3,100	3,100
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/06 (1)(Prere.)	5,800	5,996
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	2.450%	9/1/05 LOC	10,100	10,100
Ohio Water Dev. Auth. PCR (Toledo Edison Co.) VRDO	2.400%	9/7/05 LOC	4,500	4,500
Ohio Water Dev. Auth. PCR TOB VRDO	2.550%	9/7/05 *	5,000	5,000
Ohio Water Dev. Auth. Rev. (Drinking Water Fund) TOB VRDO	2.520%	9/7/05 *	2,590	2,590
Pepper Pike OH BAN	3.000%	6/22/06	1,373	1,375
Port of Greater Cincinnati OH Dev. Auth. Rev. (National Underground Railroad Freedom Center) VRDO	2.450%	9/7/05 LOC	7,000	7,000
Portage County OH BAN	3.250%	10/27/05	7,055	7,059
Powell OH BAN	2.750%	11/2/05	6,210	6,219
Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio) VRDO	2.500%	9/7/05 LOC	7,500	7,500
Summit County OH Rev. (Western Reserve Academy) VRDO	2.520%	9/7/05 LOC	6,000	6,000
Toledo OH City School Dist. GO TOB VRDO	2.510%	9/7/05 (3)*	1,793	1,793
Toledo OH City Services Special Assessment VRDO	2.500%	9/7/05 LOC	5,000	5,000
Toledo OH City Services Special Assessment VRDO	2.500%	9/7/05 LOC	5,000	5,000
Toledo OH City Services Special Assessment VRDO	2.500%	9/7/05 LOC	7,200	7,200
Univ. of Akron OH General Receipts Rev. VRDO	2.480%	9/7/05 (3)	18,920	18,920
Univ. of Cincinnati OH General Receipts BAN	4.000%	3/28/06	7,100	7,151
Univ. of Cincinnati OH General Receipts VRDO	2.480%	9/7/05 (2)	13,855	13,855
Univ. of Toledo OH General Receipts VRDO	2.320%	9/1/05 (3)	2,350	2,350
Westlake OH BAN	3.500%	10/13/05	3,000	3,003
Willoughby OH BAN	3.500%	12/14/05	2,650	2,660
Outside Ohio
Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	2.520%	9/7/05 (2)*	4,680	4,680

TOTAL MUNICIPAL BONDS
(Cost $888,666)				888,666

OTHER ASSETS AND LIABILITIES—NET (0.2%)				1,499

NET ASSETS (100%)				$890,165

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $261,013,000, representing 29.3% of net assets.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA(Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Ohio Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.0%)

Adams County OH School Dist. GO	5.550%	12/1/09 (1)	$1,000	$1,026
Akron OH GO	5.500%	12/1/18 (1)	1,315	1,466
Akron OH Income Tax Rev. (Community Learning Center)	5.250%	12/1/18 (3)	1,240	1,382
Akron OH Income Tax Rev. (Community Learning Center)	5.250%	12/1/19 (3)	2,515	2,799
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14 (2)	2,625	2,857
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15 (2)	2,865	3,108
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16 (2)	1,015	1,101
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/17 (3)	1,300	1,469
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/18 (3)	1,300	1,468
Aurora County OH School Dist. GO	5.800%	12/1/05 (3)(Prere.)	3,000	3,082
Avon OH Local School Dist. GO	5.250%	12/1/23 (1)	745	829
Avon OH Local School Dist. GO	5.250%	12/1/29 (1)	2,400	2,607
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/10 (3)(Prere.)	2,250	2,522
Bowling Green State Univ. Ohio General Receipts Rev	5.750%	6/1/10 (3)(Prere.)	1,190	1,334
Butler County OH GO	5.250%	12/1/16	1,570	1,746
Butler County OH GO	5.250%	12/1/17	1,655	1,839
Butler County OH Sewer System Rev	5.375%	12/1/09 (3)(Prere.)	1,230	1,349
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/11 (4)	4,000	4,352
Butler County OH Transp. Improvement Dist. Rev	6.000%	4/1/12 (4)	2,320	2,524
Butler County OH Waterworks Rev	5.250%	12/1/21 (2)	4,000	4,493
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	903
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,066
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,212
Chillicothe OH City School Dist	5.250%	12/1/25 (3)	1,745	1,929
Cincinnati OH City School Dist. Improvement GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,736
Cincinnati OH Water System Rev	5.500%	12/1/13	1,380	1,528
Cincinnati OH Water System Rev	5.500%	12/1/15	2,000	2,215
Cincinnati OH Water System Rev. TOB VRDO	2.520%	9/7/05 *	2,645	2,645
Cleveland OH Airport System Rev	5.250%	1/1/12 (4)	4,985	5,328
Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,099
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,269
Cleveland OH GO	5.500%	12/1/11 (3)	1,340	1,490
Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,123
Cleveland OH GO	5.500%	12/1/12 (3)	1,415	1,576
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,695
Cleveland OH GO	5.500%	10/1/20 (2)	7,350	8,707
Cleveland OH GO	5.500%	10/1/21 (2)	3,675	4,377
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,637
Cleveland OH GO	5.500%	10/1/23 (2)	2,655	3,187
Cleveland OH School Dist. GO	0.000%	12/1/08 (3)(ETM)	400	360
Cleveland OH State Univ. Rev	5.250%	6/1/19 (3)	2,825	3,134
Cleveland OH State Univ. Rev	5.250%	6/1/24 (3)	1,000	1,100
Cleveland OH Water Works Rev	5.500%	1/1/21 (1)**	9,635	11,340
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/24 (4)	2,390	2,644
Columbus OH City School Dist. School Fac. Construction & Improvement GO	5.250%	12/1/28 (4)	2,070	2,273
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.500%	1/1/17 (3)	1,385	1,533
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.500%	1/1/18 (3)	1,455	1,608
Columbus OH Regional Airport Auth. Airport Refunding Rev	5.500%	1/1/19 (3)	1,000	1,104
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,243
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,243
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,918
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,243
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	2.390%	9/1/05	900	900
Defiance OH Waterworks System GO	5.650%	12/1/18 (2)	1,130	1,237
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.500%	8/15/22	1,750	1,866
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/16 (3)	1,840	2,055
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/20 (3)	1,200	1,316
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/15 (1)	3,000	3,342
Franklin County OH Convention Center Rev	0.000%	12/1/07 (1)	4,355	4,060
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/13 (2)	2,000	2,120
Garfield Heights OH City School Dist. School Improvement GO	5.500%	12/15/18 (1)	1,640	1,830
Greater Cleveland OH Regional Transp. Auth. GO	5.650%	12/1/06 (3)(Prere.)	1,000	1,044
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/08 (3)(Prere.)	1,665	1,799
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/20 (3)	1,185	1,306
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/21 (3)	1,245	1,370
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/23 (3)	1,380	1,515
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/24 (3)	1,455	1,595
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.200%	5/15/09 (1)	2,000	2,102
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/19 (3)	2,865	3,214
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/20 (3)	3,020	3,381
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	2.350%	9/7/05 (1)	1,365	1,365
Hamilton County OH Sales Tax Rev	0.000%	12/1/28 (2)	9,915	3,491
Hamilton County OH Sales Tax Rev. (Hamilton County Football)	5.500%	6/1/08 (1)(Prere.)	575	618
Hamilton County OH Sewer System Rev	5.450%	12/1/09 (3)	3,250	3,544
Hamilton County OH Sewer System Rev	5.625%	6/1/10 (1)(Prere.)	965	1,076
Hamilton County OH Sewer System Rev	5.625%	6/1/10 (1)(Prere.)	755	842
Hamilton County OH Sewer System Rev	5.250%	12/1/11 (1)(Prere.)	1,355	1,501
Hamilton County OH Sewer System Rev	5.250%	12/1/11 (1)(Prere.)	1,000	1,108
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/17 (4)	1,510	1,706
Hilliard OH School Dist. GO	5.750%	12/1/05 (3)(Prere.)	2,000	2,055
Hilliard OH School Dist. GO	0.000%	12/1/12 (3)	3,220	2,458
Hilliard OH School Dist. GO	0.000%	12/1/13 (3)	3,220	2,346
Hilliard OH School Dist. GO	0.000%	12/1/14 (3)	2,720	1,895
Hilliard OH School Dist. GO	0.000%	12/1/15 (3)	3,720	2,474
Hilliard OH School Dist. GO	5.250%	12/1/16 (3)	2,000	2,212
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,455
Jackson OH Local School Dist. Stark & Summit Counties Construction & Improvement	5.250%	12/1/26 (3)	4,350	4,775
Kent State Univ. Ohio VRDO	2.450%	9/7/05 (1)	600	600
Lake County OH Hosp. Fac. Rev. (Lake Hosp. System Inc.)	5.375%	8/15/15 (2)	2,900	3,089
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,122
Logan Hocking OH Local School Dist. GO	5.500%	12/1/18 (1)	1,675	1,867
Lorain County OH GO	5.500%	12/1/17 (3)	1,000	1,126
Lorain County OH GO	5.500%	12/1/22 (3)	1,500	1,680
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/08 (1)	1,250	1,339
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,285
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14 (1)	640	673
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/14 (1)(ETM)	5,360	5,640
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,741
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,278
Mad River OH Local School Dist. GO	5.750%	12/1/16 (3)	1,195	1,366
Mahoning Valley OH Sanitation Dist. Water Rev	5.750%	11/15/18 (4)	1,300	1,439
Marysville OH Exempt Village School Dist. COP	5.250%	12/1/17 (1)	2,095	2,350
Marysville OH Exempt Village School Dist. COP	5.250%	12/1/23 (1)	2,035	2,249
Marysville OH Exempt Village School Dist. COP	5.250%	12/1/24 (1)	2,140	2,361
Marysville OH Exempt Village School Dist. COP	5.250%	12/1/28 (1)	3,000	3,290
Miami Univ. of OH General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,225
Middletown OH GO	5.750%	12/1/19 (3)	2,500	2,770
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,600	1,840
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,639
Montgomery County OH GO	5.500%	12/1/19	1,165	1,293
Montgomery County OH Rev. (Catholic Health Initiative)	5.500%	9/1/15	3,270	3,560
Montgomery County OH Rev. (Catholic Health Initiative)	5.000%	5/1/30	7,630	7,996
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	956
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,296
North Olmsted OH GO (Library Improvement)	5.500%	12/1/16 (3)	1,355	1,495
Oak Hills OH Local School Dist. GO	7.200%	12/1/09 (1)	1,625	1,876
Ohio Building Auth. Rev. (Administration Building Fund)	5.500%	4/1/16 (4)	1,000	1,115
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,235
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/14	1,585	1,752
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/15	1,500	1,659
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/17 (4)	1,305	1,451
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/18 (4)	1,380	1,533
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/19	5,000	5,609
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	6.500%	10/1/20	250	313
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	2.300%	9/1/05	6,750	6,750
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/14	1,000	1,121
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.750%	4/1/19 (1)	4,000	4,245
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/20 (1)	2,875	3,171
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/20	3,745	4,018
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/26	5,275	5,590
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/33	5,000	5,268
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	0.000%	12/1/06 (3)	1,000	964
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,987
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.000%	5/15/11 (1)	2,000	2,134
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.300%	5/15/17 (1)	2,200	2,323
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/22 (1)	6,250	6,588
Ohio Housing Finance Agency Mortgage Rev	5.025%	3/1/21	70	70
Ohio Housing Finance Agency Mortgage Rev	5.450%	9/1/31	1,575	1,606
Ohio Housing Finance Agency Mortgage Rev	5.625%	3/1/32	3,065	3,169
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	2.330%	9/1/05	1,500	1,500
Ohio Solid Waste Rev. (Waste Management Inc.) PUT	4.850%	11/1/07	2,500	2,549
Ohio State Parks & Recreation Capital Fac. Rev	5.500%	12/1/15	2,245	2,473
Ohio State Univ. General Receipts Rev	5.250%	6/1/23	3,000	3,323
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/18	3,150	3,470
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/19	2,235	2,462
Ohio Turnpike Comm. Turnpike Rev	5.500%	2/15/20	1,570	1,725
Ohio Water Dev. Auth. PCR	5.125%	12/1/07 (1)(Prere.)	1,900	2,007
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	6,435	7,655
Ohio Water Dev. Auth. PCR	5.500%	6/1/22	6,350	7,591
Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,584
Ohio Water Dev. Auth. PCR	5.500%	12/1/23	2,155	2,593
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,349
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,427
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,735	3,059
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/21 (4)	1,215	1,445
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/22	5,370	6,419
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/22	4,690	5,626
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/23	1,225	1,467
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/23	1,115	1,340
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09 (2)(ETM)	1,350	1,454
Ohio Water Dev. Auth. Rev. (Pure Water)	5.500%	12/1/11 (2)	250	251
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	1,230	1,376
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/19 (3)	1,000	1,140
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/19 (3)	1,300	1,482
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/20 (3)	2,750	3,130
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.500%	12/1/20 (3)	1,000	1,138
Olentangy OH Local School Dist. School Fac. Construction & Improvement	5.250%	12/1/21 (3)	1,400	1,549
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.250%	11/1/13	2,000	2,093
Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	1,175	1,314
Reynoldsburg OH School Dist. GO	0.000%	12/1/09 (3)	1,465	1,268
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (3)	1,465	1,218
Richland County OH GO	6.950%	12/1/11 (2)	450	463
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,149
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,518
Sugarcreek OH Local School Dist. GO	5.250%	12/1/19 (1)	1,215	1,352
Sugarcreek OH Local School Dist. GO	5.250%	12/1/20 (1)	1,460	1,624
Sugarcreek OH Local School Dist. GO	5.250%	12/1/21 (1)	1,625	1,807
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,634
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,325
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,074
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,201
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,636
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,328
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,838
Summit County OH GO	5.500%	12/1/19 (3)	1,000	1,181
Summit County OH GO	5.500%	12/1/20 (3)	1,725	2,046
Summit County OH Sanitary Sewer System Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,143
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (3)	1,255	1,454
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (3)	1,785	2,103
Univ. of Akron OH General Receipts Rev	5.500%	1/1/10 (3)(Prere.)	2,545	2,807
Univ. of Akron OH General Receipts Rev. VRDO	2.480%	9/7/05 (3)	1,600	1,600
Univ. of Cincinnati OH COP	5.500%	6/1/14 (1)	1,000	1,102
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,706
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,461
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,843
Univ. of Cincinnati OH General Receipts	5.375%	6/1/17	2,000	2,190
Univ. of Cincinnati OH General Receipts	5.375%	6/1/18	2,595	2,835
Univ. of Cincinnati OH General Receipts	5.375%	6/1/20	2,880	3,139
Univ. of Cincinnati OH General Receipts VRDO	2.480%	9/7/05 (2)	4,400	4,400
Univ. of Toledo OH General Receipts	5.250%	6/1/16 (3)	1,080	1,179
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	1,225	1,367
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	2,000	2,232
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	2,000	2,391
Wooster OH School Dist. GO	0.000%	12/1/09 (4)	2,195	1,900
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	1,883
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	1,844
Outside Ohio
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/23 (1)	5,000	5,467
Puerto Rico GO	5.500%	7/1/20 (1)	1,600	1,902
Puerto Rico GO	5.500%	7/1/29	1,500	1,759
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/21	3,400	3,782
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/28 (3)	7,625	9,249
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/37 (2)	10,000	2,355
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	3,000	3,316
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,751
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/21 (1)	2,000	2,388
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,369
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	389
Puerto Rico Public Finance Corp.	6.000%	8/1/26	5,875	7,216
Puerto Rico Public Finance Corp.	5.500%	8/1/29	995	1,078
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/17	2,000	2,186

TOTAL MUNICIPAL BONDS
(Cost $496,898)				526,342

OTHER ASSETS AND LIABILITIES—NET (1.0%)				5,417

NET ASSETS (100%)				$531,759

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the value of this security represented 0.5% of net assets.

**Securities with a value of $765,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS — Auction Rate Security.
BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR —Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $498,398,000. Net unrealized appreciation of investment securities for tax purposes was $27,944,000, consisting of unrealized gains of $27,983,000 on securities that had risen in value since their purchase and $39,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(345)	$38,667	($489)
30-Year U.S. Treasury Bond	(45)	5,311	(83)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.